united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

(Ticker THY)

AGILITY SHARES MANAGED RISK ETF

(Ticker MRSK)

October 31, 2020

Semi-Annual Report

Advised by:

Toews Corporation

1750 Zion Road, Suite 201

Northfield, NJ 08225

AgilityShares.com

1-800-511-5490

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.AgilityShares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent, severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability to tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

After an initial delay in launch due to market volatility caused by Coronavirus, on June 24, 2020 Toews launched the firm’s first two ETFs, Agility Shares Dynamic Tactical Income ETF (THY) and Agility Shares Managed Risk ETF (MRSK).

Our Strategy and Fund Performance

Agility Shares Dynamic Tactical Income ETF (THY) implements our tactical high yield bond investment strategy which enters and exits the high yield bond market based on price movements. When our system indicates that prices are rising, the Fund remains fully invested, and we attempt to participate in the movement of the high yield bond market. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits the high yield bond market, the Fund remains in cash as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Since the launch, THY has underperformed its benchmark when it experienced a “whipsaw” trade on 6/29/2020 and when it exited the high yield bond market and quickly reentered the high yield bond market on 7/2/2020. A “whipsaw” trade occurs when the Fund establishes a position and the market quickly declines. There were also two periods (10/2-10/6 and 10/12-10/19) during which the holdings experienced dislocation from the benchmark.

Agility Shares Managed Risk ETF (MRSK) is designed to seek equity-like returns in a bull market and attempt to limit losses in a market downturn. The foundation of the Fund is exposure to the S&P 500 Index through equity index futures options. The Fund hedges against market downturns by purchasing long dated S&P 500 Index put options (LEAPs). As a way to attempt to reduce the cost of the LEAPs, the Fund earns income from writing out of the money put and call options on the S&P 500 Index futures. Since the Fund gains exposure to equity markets through the futures market, this allows the Fund to allocate cash to a tactical investment grade bond strategy, which provides the possibility to generate additional alpha. Since the launch, MRSK has outperformed its benchmark, mainly due to the premium harvested by selling options during the period, which produced positive returns, while reducing the volatility of the Fund.

Performance as of 10-31-2020

Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Agility Shares Dynamic Tactical Income ETF	$44,237,272	0.26%	4.15%	ICE BofAML High Yield U.S. Corporates, Cash Pay
Agility Shares Managed Risk ETF	$5,434,746	8.68%	4.36%	CBOE S&P 500 Buywrite Index - BXM

*	Past performance is not indicative of future results

Agility Shares Dynamic Tactical Income ETF (THY) intends to make income distributions monthly, and Agility Shares Managed Risk ETF (MRSK) intends to make income distributions annually. Both Funds intend to distribute net capital gains annually, usually in December. The effect of such a policy has been to provide significant distributions of capital back to shareholders in December when the Funds have net capital gains and more frequently than annually for net investment income in Agility Shares Dynamic Tactical Income ETF (THY). Since the distributions are reinvested in shares of the Funds unless a cash distribution is selected, the Funds do not expect to see significant changes in Fund assets except briefly in December prior to reinvestment and for brief periods of time throughout the year for Agility Shares Dynamic Tactical Income ETF (THY).

Our Outlook

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically-tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

Options and futures contracts are types of derivatives. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

The ICE BofAML High Yield U.S. Corporates, Cash Pay Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Long-term equity anticipation securities (LEAPS) are publicly traded options contracts with expiration dates that are longer than one year.

Alpha is a measure of the active return on an investment, the performance of that investment compared with a suitable market index.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or (877) 863-9726. 2385-NLD-12/10/2020

1853795b-053121 MFMK

Agility Shares Dynamic Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

The Fund’s performance figures(*) for the period ended October 31, 2020, compared to its benchmarks:

Since
Inception ***
Agility Shares Dynamic Tactical Income ETF - NAV	0.26%
Agility Shares Dynamic Tactical Income ETF - Market Price	0.30%
BofA Merrill Lynch High Yield Cash Pay Index **	4.15%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

***	As of the close of business on the day of commencement of trading on June 24, 2020.

Portfolio Composition as of October 31, 2020:

Compositions	Percentage of Net Assets
Other Assets Less Liabilities	100.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Agility Shares Managed Risk ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

The Fund’s performance figures(*) for the period ended October 31, 2020, compared to its benchmark:

Since
Inception ***
Agility Shares Managed Risk ETF - NAV	8.68%
Agility Shares Managed Risk ETF - Market Price	9.28%
CBOE S&P 500 BuyWrite Index **	4.36%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. Investors may not invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 24, 2020.

Portfolio Composition as of October 31, 2020:

Compositions	Percentage of Net Assets
Exchanged Trade Funds	73.2%
Purchase Put Options	12.2%
Other Assets Less Liabilities	14.6%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Agility Shares Dynamic Tactical Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Fair Value

	TOTAL INVESTMENTS - 0.00% (Cost $0)	$—
	OTHER ASSETS LESS LIABILITIES - 100.0% *	44,237,272
	NET ASSETS - 100.0%	$44,237,272

*	Represents cash, receivables from securities sold and other assets.

See accompanying notes to financial statements.

Agility Shares Managed Risk ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2020

Shares						Fair Value
	EXCHANGE TRADED FUND - 73.2%
	FIXED INCOME - 73.2%
48,000	Vanguard Short-Term Bond ETF (Cost $ 3,989,510)					$3,975,840

		Number of Contracts	Notional Amount	Exercise Price	Expiration Date
	PURCHASED OPTIONS* - 12.2%
	PURCHASED PUT OPTIONS - 12.2%
	S&P 500 Index (Cost $ 576,697)	17	$5,695,000	$3,350	December 2020	662,065

	TOTAL INVESTMENTS - 85.4% (Cost $4,566,207)					$4,637,905
	OPTIONS WRITTEN - (0.5)% (Premiums Received - $117,212)					(25,330)
	OTHER ASSETS LESS LIABILITIES - 15.1%					822,171
	NET ASSETS - 100.0%					$5,434,746

		Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
	WRITTEN OPTIONS* - (0.5)%
	WRITTEN CALL OPTIONS - (0.5)%
	S&P 500 Index	17	$3,026,000	$3,560	November 2020	6,035
	S&P 500 Index	17	3,034,500	3,570	December 2020	19,295
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $117,212)					25,330

FUTURES CONTRACTS

Long				Unrealized
Contracts	Description	Expiration	Notional Value	Depreciation
32	CME E-Mini Standard & Poor’s 500 Index Future	December 2020	$5,223,520	$(151,738)
1	Micro E-mini S&P 500 futures	December 2020	16,324	(31)
	Net Unrealized Depreciation on Future Contracts			$(151,769)

*	Non-income producing security.

See accompanying notes to financial statements.

Agility Shares ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2020

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
ASSETS
Investment securities:
At cost	$—	$4,566,207
At fair value	$—	$4,637,905
Cash	22,387,121	532,083
Deposits at broker for futures contracts	—	455,396
Receivable due from Adviser, net	—	10,214
Receivable for securities sold	21,903,938	—
Prepaid expenses and other assets	414	—
TOTAL ASSETS	44,291,473	5,635,598

LIABILITIES
Investment advisory fees payable	20,851	—
Options written, at fair value (premiums received $117,212)	—	25,330
Payable to related parties	10,073	9,912
Unrealized depreciation on futures contracts	—	151,769
Accrued expenses and other liabilities	23,277	13,841
TOTAL LIABILITIES	54,201	200,852
NET ASSETS	$44,237,272	$5,434,746

Net Assets Consist Of:
Paid in capital (a)	$43,935,653	$5,166,588
Accumulated earnings	301,619	268,158
NET ASSETS	$44,237,272	$5,434,746

Net Asset Value Per Share:
Shares:
Net Assets	$44,237,272	$5,434,746
Shares of beneficial interest outstanding (a)	1,775,000	200,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.92	$27.17

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Agility Shares ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended October 31 2020

	Dynamic Tactical	Managed
	Income ETF *	Risk ETF *
INVESTMENT INCOME
Dividends	$346,606	$15,848
TOTAL INVESTMENT INCOME	346,606	15,848

EXPENSES
Investment advisory fees	128,362	12,954
Compliance officer fees	10,356	10,492
Administration fees	10,187	10,254
Transfer agent fees	7,939	8,043
Audit fees	7,910	8,036
Legal fees	6,904	6,994
Printing and postage expenses	4,488	4,547
Trustees’ fees and expenses	4,143	4,197
Custodian fees	3,452	3,497
Insurance expense	518	525
Interest Expense	—	324
Other expenses	3,469	3,515
TOTAL EXPENSES	187,728	73,378

Less: Fees waived and expenses reimbursed by the Adviser	(43,469)	(58,499)
NET EXPENSES	144,259	14,879

NET INVESTMENT INCOME	202,347	969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS
Net realized gain (loss) from investments and options purchased	359,727	(173,575)
Net realized gain from futures contracts	—	341,365
Net realized gain from options written	—	87,588
Net change in unrealized appreciation on investments and options purchased	—	71,698
Net change in unrealized depreciation on futures contracts	—	(151,769)
Net change in unrealized appreciation on options written	—	91,882
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS	359,727	267,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$562,074	$268,158

*	The Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk ETF commenced operations on June 24, 2020.

See accompanying notes to financial statements.

Agility Shares ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Dynamic Tactical	Managed
	Income ETF *	Risk ETF *
	For the Period Ended	For the Period Ended
	October 31, 2020	October 31, 2020
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$202,347	$969
Net realized gain from investments, options and futures contracts	359,727	255,378
Net change in unrealized appreciation on investments, options and futures contracts	—	11,811
Net increase in net assets resulting from operations	562,074	268,158

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(260,455)	—
Net decrease in net assets from distributions to shareholders	(260,455)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	43,935,653	5,166,588
Net increase in net assets from shares of beneficial interest	43,935,653	5,166,588

TOTAL INCREASE IN NET ASSETS	44,237,272	5,434,746

NET ASSETS
Beginning of Period	—	—
End of Period	$44,237,272	$5,434,746

SHARE ACTIVITY
Shares Sold	1,775,000	200,000
Net increase in shares from beneficial interest outstanding	1,775,000	200,000

*	The Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk ETF commenced operations on June 24, 2020.

See accompanying notes to financial statements.

Agility Shares ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Dynamic Tactical	Managed
	Income ETF (a)	Risk ETF (a)
	For the Period Ended	For the Period Ended
	October 31, 2020	October 31, 2020
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$25.00	$25.00
Activity from investment operations:
Net investment income (b)	0.12	0.01
Net realized and unrealized gain (loss) on investments	(0.05)	2.16
Total from investment operations	0.07	2.17
Less distributions from:
Net investment income	(0.15)	—
Total distributions	(0.15)	—
Net asset value, end of period	$24.92	$27.17
Market price, end of period	$24.93	$27.32
Total return (c)(d)(e)	0.26%	8.68%
Market Price Total return (c)(d)(e)	0.30%	9.28%
Net assets, end of period (000s)	$44,237	$5,435
Ratio of gross expenses to average net assets (f)(g)	1.24%	4.77%
Ratio of net expenses to average net assets (f)	0.95%	0.95%
Ratio of net investment income to average net assets (f)(h)	1.33%	0.08%
Portfolio Turnover Rate (e)	243%	189%

(a)	The Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk ETF commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2020

(1)	ORGANIZATION

The Agility Shares Dynamic Tactical Income ETF (the “Income Fund”) and Agility Shares Managed Risk ETF (the “Managed Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 24, 2020. The Funds are actively managed exchange traded funds (“ETF”) that are fund of funds. The Income Fund’s investment objective is to seek to provide income. The Income Fund seeks to achieve its investment objective by investing primarily in exchange traded funds (“ETFs”); options on ETFs, equities and indices; futures and options that invest in or are otherwise exposed to domestic and foreign high-yield debt instruments. The Managed Fund’s investment objective is to provide income and long-term growth of capital, while limiting risk. The Managed Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on exchange traded funds (“ETFs”), 5) exchange traded funds (“ETFs”) that invest primarily in common stocks, 6) exchange traded funds (“ETFs”) that invest primarily in fixed income securities, 7) common stocks, 8) fixed income securities and 9) cash or cash equivalents.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – A Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in ETFs; ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Managed Risk ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,975,840	$—	$—	$3,975,840
Purchased Put Options	—	662,065	—	662,065
Total	$3,975,840	$662,065	$—	$4,637,905
Liabilities*	Level 1	Level 2	Level 3	Total
Open Futures Contracts**	$151,769	$—	$—	$151,769
Written Call Options	—	25,330	—	25,330
Total	$151,769	$25,330	$—	$177,099

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

**	Net depreciation of futures contracts is reported in the table above.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the period ended October 31, 2020, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2020 for the Funds.

Managed Risk ETF

				Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
			Net Amounts of
		Gross Amounts Offset	Liabilities Presented in
	Gross Amounts of	in the Statement of	the Statement of Assets		Cash Collateral
Description	Recognized Liabilities	Assets & Liabilities	& Liabilities	Financial Instruments	Pledged *	Net Amount
Futures Contracts	$—	$(151,769)	$(151,769)	$—	$455,396	$303,627
Written Options	—	(25,330)	(25,330)	25,330	—	—
Total	$—	$(177,099)	$(177,099)	$25,330	$455,396	$303,627

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of October 31, 2020:

Managed Risk ETF

Derivative Investments
Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Options Purchased	Equity	Investments Securities at Fair Value	$662,065
Futures Contracts	Equity	Unrealized Depreciation on Futures Contracts	(151,769)
Options Written	Equity	Options Written at Fair Value	(25,330)

The following is a summary of the location of derivative investments in the Funds’ Statements of Operations for the period ended October 31, 2020:

Managed Risk ETF

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain (Loss) from Investments and Options Purchased	$(175,326)
Futures Contracts	Equity	Net Realized Gain from Futures Contracts	341,365
Options Written	Equity	Net Realized Gain from Options Written	87,588
Options Purchased	Equity	Net Change in Unrealized Appreciation on Investments and Options Purchased	85,368
Futures Contracts	Equity	Net Change in Unrealized Depreciation on Futures Contracts	(151,769)
Options Written	Equity	Net Change in Unrealized Appreciation on Options Written	91,882

The derivative instruments outstanding as of October 31, 2020 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Income Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ April 30, 2021 year-end tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of October 31, 2020, Income Fund and Managed Fund held $22,387,121 and $532,083, respectively, in cash at Brown Brothers Harriman & Co. that exceeded the FDIC insurance limit of $250,000.

(4)	INVESTMENT TRANSACTIONS

For the period ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Income Fund amounted to $88,895,594 and $132,832,794. For the period ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Income Fund, amounted to $43,577,473 and $0.

For the period ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Managed Fund amounted to $6,860,720 and $5,556,666. For the period ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Managed Fund, amounted to $2,683,705 and $0.

(5)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Toews Corporation serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies. As compensation for its services, the Funds pay to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

of 0.85% of its average daily net assets. For the period ended October 31, 2020, the Income Fund and Managed Fund incurred advisory fees of $128,362 and $12,954, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Funds’ fees and/or absorb expenses of each Fund until at least August 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which a Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This Agreement may be terminated by the Funds’ Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Funds and its shareholders.

For the period ended October 31, 2020, the Adviser waived fees in the amount of $43,469 and $58,499 for the Income Fund and Managed Fund, respectively. As of October 31, 2020, fee waivers subject to recoupment by the Adviser are $43,469 and $58,499 expiring during the fiscal year ending April 30, 2024 for the Income Fund and Managed Fund, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distibutors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with the Funds’ investments which include, but are not limited to: authorized participant concentration risk, cybersecurity risk, derivatives risk, futures risk, gap risk, leverage risk, limited history of operations risk, management risk, newly-formed company risk, options risk and securities market risk.

Underlying Fund Risk – Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Derivatives Risk – The derivative instruments in which the Funds may invest, including futures, options and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Funds’ investment results are measured based upon the daily NAV of the Funds over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Funds.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	The market price for the Funds’ shares may deviate from the Funds’ net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

●	In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Funds’ Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious

Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(8)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2020, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation
Dynamic Tactical Income ETF	$—	$—	—	$—
Managed Risk ETF	4,448,995	177,250	(13,670)	163,580

(9)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Managed Fund currently invests a significant portion of its assets in the Vanguard Short-Term Bond ETF (“BSV”). The Fund may redeem its investment in BSV at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. Managed Fund’s performance will be directly affected by the performance of BSV. The financial statements of BSV, including its portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Managed Fund’s financial statements. As of October 31, 2020, the Managed Fund held 73.2% of its net assets in BSV.

(10)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Agility Shares ETFs
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from June 24, 2020 to October 31, 2020 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During the Period**
Actual	6/24/20	10/31/20	6/24/20-10/31/20	6/24/20-10/31/20
Income Fund	$1,000.00	$1,002.60	$3.36	0.95%
Managed Fund	$1,000.00	$1,086.80	$3.49	0.95%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During the Period**
(5% return before expenses)	6/24/20	10/31/20	6/24/20-10/31/20	6/24/20-10/31/20
Income Fund	$1,000.00	$1,014.32	$3.38	0.95%
Managed Fund	$1,000.00	$1,014.33	$3.37	0.95%

*	“Actual” expense information for the Fund is for the period from June 24, 2020 to October 31, 2020. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 129/365 (to reflect the period from June 24, 2020 to October 31, 2020). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

Toews Corporation – Adviser to Agility Shares Managed Risk ETF (“Agility Managed”) & Agility Shares Dynamic Tactical Income ETF (“Agility Dynamic”) *

In connection with the special meeting held on June 18, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to Agility Managed and Agility Dynamic (each a “Fund” and collectively referred to as the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

As to the nature, extent, and quality of services provided by Toews, the Trustees noted their familiarity with Toews from their experience with the other funds within NLFT managed by Toews. The Trustees noted that Toews had historically adhered to its investment strategies for all of the Funds for which it served as adviser. They further noted that Toews had adequate experience and resources to monitor risks and compliance restrictions. They also noted that Toews hired outside counsel that had extensive experience with exchange traded fund (“ETF”) operations and compliance and that such counsel was assisting Toews’ CCO with overseeing compliance and ensuring that the Funds meet exchange listing standards and SEC regulations. With regard to the maintenance and monitoring of the website for the Funds, which is an important regulatory requirement, the Trustees noted that Toews had enlisted the help of an outside web developer to ensure the site was updated to comply with SEC regulations. The Trustees noted positively Toews ability to perform during recent market volatility and concluded that it was expected to provide high quality service to the Funds for the benefit of shareholders.

Performance.

Agility Managed

The Trustees noted that the investment objective of the Fund was to provide long-term growth of capital, while limiting risk. They discussed that the Fund’s strategy consisted of an equity market strategy and a fixed income strategy. They noted that under the fixed income component of the strategy, Toews would seek to invest in U.S. investment grade bonds through the selection of U.S. treasury bills, notes, and bonds as well as futures contracts, while the equity market strategy would consist primarily of options and futures on equity indexes. The Trustees observed that Toews provided performance information of an account managed by it utilizing a strategy substantially similar to the intended strategy of Agility Managed. The Trustees noted that although the account did not have a long history, it had performed positively with annualized returns of 4.18% since inception, outperforming the benchmark index provided. The Trustees observed that Toews appeared to have a comprehensive knowledge of implementing managed risk and tactical strategies and account performance was promising.

Agility Dynamic

The Trustees noted that the investment objective of the Fund as to provide long-term growth of capital, while limiting risk. They discussed the Fund’s strategy to invest primarily in ETFs, options on ETFs, and U.S or foreign cash equivalents. They noted that during unfavorable market conditions the Fund may be 100% invested in U.S or foreign cash or cash equivalents. The Trustees observed that Toews provided performance information for Toews Tactical, a mutual fund within the Trust, because of the similar investment strategy noting that Toews Tactical had performed positively with annualized returns of 5.19% since inception, slightly trailing the index, and the returns were acceptable.

Fees and Expenses.

The Trustees noted that the proposed advisory fee for Agility Managed of 0.85% was higher than the Broadridge peer group median and average and equal to the highest fee in its expected Morningstar category. They observed that the Fund’s net expense ratio was higher than those of its peer group but was within the range of its anticipated Morningstar category. The Trustees noted that the proposed advisory fee for Agility Dynamic of 0.85% was higher than the Broadridge peer group median and average and its expected Morningstar category median and average but was well within the range of the Morningstar category. They further noted that the net expense ratio was higher than its peer group median and average and its Morningstar category median and average, but well below the category high expense ratio. The Trustees considered Toew’s assertion that each Fund would utilize a proprietary strategy and that it would devote significant resources and experience towards its investment advisement of the Fund.

The Trustees observed that a meaningful number of the other funds in the Trust managed by Toews paid contractual advisory fees of 1.00%. They discussed that the advisory fee paid by ETFs was often lower than the fee paid by a similar mutual fund due to the efficiencies realized by an adviser in managing an ETF. They considered that this was due in part to ETFs receiving assets in large blocks through authorized participants as opposed to open end mutual funds that experience daily purchases and redemptions by investors, resulting in additional portfolio and cash management responsibilities. After further discussion, the Trustees concluded that each Fund’s proposed advisory fee was not unreasonable.

Economies of Scale.

The Trustees noted that based on estimated assets over the initial two-year term of the investment advisory agreement it was premature to make a determination about economies of scale. The Trustees agreed that the uncertainty of each Fund’s growth, Fund expenses, as well as Toews’ operational expenses, over a two-year period made meaningful negotiation of breakpoints impractical, but they appreciated Toews’ willingness to discuss future breakpoints as each Fund’s assets increase.

Profitability.

The Trustees considered the estimated profitability to be realized by Toews in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to each Fund. They reviewed the estimated profitability analysis provided by Toews’ for Agility Dynamic, which assumed $40 million in average assets for the Fund’s first year of operations and $ 80 million in average assets for the Fund’s second year of operations. The Trustees agreed that the estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive. The Trustees discussed the estimated profitability analysis provided by Toews’ for Agility Managed, which assumed $25 million in average net assets for the Fund’s first year of operations and $40 million in average assets for Fund’s second year of operations. The Trustees observed that Toews’ projected an estimated loss in the Fund’s first year of operations and a profit in the Fund’s second year of operations, which they agreed was not excessive in terms of actual dollars or as a percent of total revenue.

Conclusion.

Having requested and received such information from Toews as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the advisory agreement was in the best interests of each of the Agility Managed and Agility Dynamic and their respective future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser

Toews Corporation

1750 Zion Road, Suite 201

Northfield, NJ 08225

Administrator

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Funds.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/7/21

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/7/21